GOODWILL (Schedule of Carrying Value of Goodwill by Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015
Goodwill [Line Items]
Beginning balance		$ 319,280	$ 320,424
Increase in goodwill related to acquisition		20,088	21,483
Decrease in goodwill related to disposal			(2,033)
Impairment loss	$ (82,300)	(92,743)	(2,241)
Foreign currency translation adjustment		(20,569)	(18,353)
Ending balance		226,056	319,280
NQ Shenzhen [Member]
Goodwill [Line Items]
Impairment loss			(2,241)
Disposal Group Including Discontinued Operation Divestment Percentage				100.00%
Yipai [Member]
Goodwill [Line Items]
Impairment loss		56,421
Chengdu Ruifeng Technology Co., Ltd. [Member]
Goodwill [Line Items]
Impairment loss		8,012
Mobile Games And Advertising [Member]
Goodwill [Line Items]
Beginning balance		53,296	34,531
Increase in goodwill related to acquisition			20,757
Decrease in goodwill related to disposal
Impairment loss
Foreign currency translation adjustment		(2,503)	(1,992)
Ending balance		50,793	53,296
Enterprise Mobility [Member]
Goodwill [Line Items]
Beginning balance		15,199	19,755
Increase in goodwill related to acquisition			726
Decrease in goodwill related to disposal			(2,033)
Impairment loss		(8,012)	(2,241)
Foreign currency translation adjustment		(925)	(1,008)
Ending balance		6,262	15,199
Security And Others [Member]
Goodwill [Line Items]
Beginning balance		250,785	266,138
Increase in goodwill related to acquisition		20,088
Decrease in goodwill related to disposal
Impairment loss		(84,731)
Foreign currency translation adjustment		(17,141)	(15,353)
Ending balance		169,001	$ 250,785
Security And Others Step Two Impairment [Member]
Goodwill [Line Items]
Impairment loss		$ 28,310